Financial - risk management objectives and policies - Aging of obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financial risk management [Line Items]
Lease Liabilities	$ 7,412	$ 7,473
Trade and other payables	490,338	380,320
Total financial liabilities	709,667	626,782
Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Financial risk management [Line Items]
Trade accounts payable	314,064	283,807
Accounts payable - related parties	2,879	5,623
Senior unsecured credit facility	0
Lease Liabilities	112,338	50,623
Other accounts payable	32,884	25,414
Provision related to benefits to employees	126,591	107,841
Trade and other payables	23,500	38,800
Total financial liabilities	462,165	365,467
Sociedad Minera Cerro Verde S.A.A. | On Demands [Member]
Disclosure Of Financial risk management [Line Items]
Trade accounts payable	0	0
Accounts payable - related parties	0	0
Lease Liabilities	0	0
Other accounts payable	0	0
Total financial liabilities	0	0
Sociedad Minera Cerro Verde S.A.A. | Not later than three months [member]
Disclosure Of Financial risk management [Line Items]
Trade accounts payable	311,333	281,495
Accounts payable - related parties	1,731	4,167
Lease Liabilities	3,306	1,569
Other accounts payable	14,369	20,937
Total financial liabilities	330,739	308,168
Sociedad Minera Cerro Verde S.A.A. | Later than three months and not later than one year [member]
Disclosure Of Financial risk management [Line Items]
Trade accounts payable	2,731	2,312
Accounts payable - related parties	1,148	1,456
Lease Liabilities	21,824	7,878
Other accounts payable	18,515	4,477
Total financial liabilities	44,218	16,123
Sociedad Minera Cerro Verde S.A.A. | Between 2 and 5 years [member]
Disclosure Of Financial risk management [Line Items]
Trade accounts payable	0	0
Accounts payable - related parties	0	0
Lease Liabilities	81,467	41,176
Other accounts payable	0	0
Total financial liabilities	81,467	41,176
Sociedad Minera Cerro Verde S.A.A. | More than 5 years
Disclosure Of Financial risk management [Line Items]
Trade accounts payable	0	0
Accounts payable - related parties	0	0
Lease Liabilities	5,741	0
Other accounts payable	0	0
Total financial liabilities	$ 5,741	$ 0